LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communications - 7.3%
Cable & Satellite - 3.2%
Liberty Global plc - Series C (a)	984,011	$ 20,969,275

Internet Media & Services - 4.1%
Uber Technologies, Inc. (a)	910,216	26,177,812

Consumer Discretionary - 13.9%
Apparel & Textile Products - 1.0%
Hanesbrands, Inc.	739,108	6,437,631

Automotive - 3.5%
Adient plc (a)	172,332	5,721,422
Lear Corporation	119,692	16,594,099
		22,315,521
E-Commerce Discretionary - 3.7%
eBay, Inc.	549,444	24,246,964

Home & Office Products - 3.1%
Whirlpool Corporation	129,398	20,263,727

Retail - Discretionary - 2.6%
Lithia Motors, Inc.	52,455	13,923,655
Qurate Retail, Inc. - Series A	892,334	2,766,235
		16,689,890
Energy - 5.3%
Oil & Gas Producers - 5.3%
Suncor Energy, Inc.	1,051,499	33,984,448

Financials - 17.1%
Asset Management - 6.9%
Affiliated Managers Group, Inc.	98,691	12,569,286
Ameriprise Financial, Inc.	120,436	32,278,052
		44,847,338
Insurance - 5.9%
Assurant, Inc.	121,665	19,282,686
Lincoln National Corporation	404,090	18,612,385
		37,895,071
Specialty Finance - 4.3%
AerCap Holdings N.V. (a)	340,387	14,994,047
Air Lease Corporation	248,093	9,020,662
Bread Financial Holdings, Inc.	107,785	4,142,178
		28,156,887
Health Care - 14.7%
Health Care Facilities & Services - 14.7%
Centene Corporation (a)	412,023	36,974,944

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 14.7% (Continued)
Health Care Facilities & Services - 14.7% (Continued)
Cigna Corporation	111,693	$ 31,659,381
HCA Healthcare, Inc.	132,995	26,315,721
		94,950,046
Industrials - 5.5%
Industrial Support Services - 5.5%
United Rentals, Inc. (a)	120,811	35,281,644

Materials - 7.3%
Chemicals - 4.9%
Celanese Corporation	200,471	22,224,215
Univar Solutions, Inc. (a)	379,877	9,580,498
		31,804,713
Containers & Packaging - 2.4%
Berry Global Group, Inc. (a)	289,848	15,747,442

Technology - 25.1%
Semiconductors - 5.3%
Broadcom, Inc.	68,061	33,969,925

Software - 3.9%
NortonLifeLock, Inc.	1,120,408	25,310,017

Technology Hardware - 11.0%
Arrow Electronics, Inc. (a)	161,665	16,944,109
CommScope Holding Company, Inc. (a)	393,343	4,444,776
Flex Ltd. (a)	1,059,651	18,872,384
TD SYNNEX Corporation	115,422	11,112,830
Western Digital Corporation (a)	466,192	19,701,274
		71,075,373
Technology Services - 4.9%
Global Payments, Inc.	257,665	32,009,723

Utilities - 3.1%
Electric Utilities - 3.1%
NRG Energy, Inc.	490,672	20,254,940

Total Common Stocks (Cost $590,731,029)		$ 642,388,387

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 2.17% (b) (Cost $4,607,422)	4,607,422	$ 4,607,422

Investments at Value - 100.0% (Cost $595,338,451)		$ 646,995,809

Liabilities in Excess of Other Assets – (0.0%) (c)		(314,052)

Net Assets - 100.0%		$ 646,681,757

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.
(c)	Percentage rounds to less than 0.1%.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Canada - 19.3%
Element Fleet Management Corporation	6,783	$ 85,418
Fairfax Financial Holdings Ltd.	162	80,756
Linamar Corporation	979	46,280
Suncor Energy, Inc.	2,600	84,032
TFI International, Inc.	995	99,263
		395,749
Finland - 1.3%
Konecranes OYJ	1,169	27,468

France - 11.8%
Bollore SE	20,117	96,084
Elis S.A.	2,660	33,998
Rexel S.A.	3,738	60,680
SPIE S.A.	2,351	51,158
		241,920
Germany - 2.8%
Auto1 Group SE (a)	3,145	32,928
Software AG	938	25,500
		58,428
Hong Kong - 3.5%
CK Hutchison Holdings Ltd.	11,090	71,615

Isle of Man - 3.2%
Entain plc	4,522	66,517

Japan - 24.0%
Air Water, Inc.	3,077	38,496
Hitachi Ltd.	1,910	95,433
ITOCHU Corporation	2,660	73,210
Kinden Corporation	2,234	23,575
Kyudenko Corporation	804	16,186
Nintendo Company Ltd. - ADR	1,510	77,161
SK Kaken Company Ltd.	81	21,469
Sony Group Corporation	886	70,444
Suzuki Motor Corporation	2,166	75,709
		491,683
Luxembourg - 2.3%
Ardagh Metal Packaging S.A.	7,579	46,611

Netherlands - 10.7%
AerCap Holdings N.V. (a)	1,571	69,203
CNH Industrial N.V.	6,169	75,068
Exor N.V. (a)	1,237	74,434
		218,705

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
South Korea - 3.4%
Samsung Electronics Co. Ltd.	63	$ 69,017

Spain - 2.5%
Grupo Catalana Occidente S.A.	1,758	51,666

Sweden - 1.7%
Intrum AB	1,884	33,835

United Kingdom - 9.3%
Ashtead Group plc	1,685	82,764
Babcock International Group plc (a)	7,714	29,415
Liberty Global plc - Series C (a)	3,705	78,954
		191,133

Total Common Stocks (Cost $2,034,679)		$ 1,964,347

MONEY MARKET FUNDS - 3.6%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 2.17% (b) (Cost $73,406)	73,406	$ 73,406

Investments at Value - 99.4% (Cost $2,108,085)		$ 2,037,753

Other Assets in Excess of Liabilities - 0.6%		12,913

Net Assets - 100.0%		$ 2,050,666

AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen Osakeyhtio
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2022 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 10.1%
Cable & Satellite	3.8%
Entertainment Content	4.7%
Internet Media & Services	1.6%
Consumer Discretionary - 9.2%
Automotive	6.0%
Leisure Facilities & Services	3.2%
Consumer Staples - 7.1%
Retail - Consumer Staples	3.5%
Wholesale - Consumer Staples	3.6%
Energy - 4.1%
Oil & Gas Producers	4.1%
Financials - 15.1%
Asset Management	3.6%
Insurance	6.5%
Specialty Finance	5.0%
Industrials - 33.2%
Commercial Support Services	1.7%
Diversified Industrials	4.6%
Engineering & Construction	4.4%
Industrial Support Services	11.2%
Machinery	5.0%
Transportation & Logistics	6.3%
Materials - 5.2%
Chemicals	2.9%
Containers & Packaging	2.3%
Technology - 11.8%
Software	1.2%
Technology Hardware	10.6%
95.8%